Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
As of December 31, 2016 and 2017, inventories consisted of the following:

	December 31,
	2016	2017
	(in thousands)

Finished goods	$54,357	46,365
Work in process	57,076	54,084
Raw materials	38,273	34,220
Supplies	42	531
	$149,748	135,200